ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2021
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
Schedule of accounts payable and accrued liabilities

Accounts payable and accrued liabilities consist of the following as of December 31, 2021 and 2020:

	2021	2020

Payroll and social security payable	$167,470	$230,430
Bonus payable	774,571	820,140
Other payables and accrued liabilities	86,169	96,960
Total Accounts Payable and Accrued Liabilities	$1,028,210	$1,147,530